Notes Payable	12 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Notes Payable

(7) Notes Payable

PPP Loan

On April 28, 2020, the Company was granted a loan (the “PPP Loan”) from First Bank of the Lake in aggregate amount of $23,750, pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the CARES Act, which was enacted March 27, 2020. The PP Loan, which was in the form of a Note dated May 9, 2020 issued by the Company, matures on May 8, 2022 and bears interest at a rate of 1% per annum, payable monthly commencing on October 23, 2020. The PPP Loan may be prepaid by the Borrower at any time prior to maturity with no prepayment penalties. Funds from the PPP Loan may only be used for payroll costs, cost used to continue group health care benefits, mortgage payments, rent, utilities and interest on other debt obligations incurred before February 15, 2020. The Company used the entire PPP Loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the PPP Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act. During the year ended September 30, 2021 and 2020 the Company recorded interest expense of $237 and $101, respectively, on the PPP Loan and as of September 30, 2021 the accrued interest on the PPP Loan was $338. Subsequent to September 30, 2021 the PPP Loan and accrued interest were forgiven (see Note 8).

SBA Loan

On June 3, 2020 the Company entered into an SBA Loan for $78,500 at a rate of 3.75%. On August 12, the loan increased to $114,700 and the Company obtained $36,200 on October 8, 2021. The SBA Loan matures on May 31, 2050. During the year ended September 30, 2021 and 2020 the Company recorded interest expense of $2,944 and $960, respectively, on the SBA Loan and as of September 30, 2021 the accrued interest on the SBA Loan was $3,903.

Convertible Debt

On April 1, 2021, the Company borrowed $150,000 in Convertible Notes from Knightsgate Ventures II, LP, a third-party lender at a rate of 8%. The loan matures on December 31, 2022. During the year ended September 30, 2021 the Company recorded interest expense of $5,983 on the note and that amount is recorded as accrued interest as of September 30, 2021.

The Convertible Note automatically converts into preferred stock of the Company in the event the Company raises at least $2,000,000 by the issuance of preferred stock prior to the maturity date of the Convertible Note (a “Qualified Financing”), in which case the conversion price is equal to the lesser of (i) 90% of the price paid by investors in the Qualified Financing or (ii) the price obtained by dividing $6,000,000 by the Company’s fully diluted shares outstanding immediately prior to conversion (the “Cap Price”). In the event the Company has not entered into a Qualified Financing prior to the maturity date, the Convertible Note is convertible at the option of the holder into common stock on the Maturity Date at a price per share equal to the Cap Price. In the event the Company effects a change of control, the holder has the option of converting the Convertible Note into common stock at a price per share equal to the Cap Price or accelerating the maturity date and receiving cash at the time of the change of control.